GOODWILL AND INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

Balance, January 1, 2021	$8,380,504
Acquisition of Curiosity	4,378,420
Balance, September 30, 2021	$12,758,924

Schedule of intangible assets

	September 30, 2021				December 31, 2020
	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Intangible assets subject to amortization:
Customer relationships	10.00	$1,600,286	$(836,450)	$763,836	$1,600,286	$(716,429)	$883,857
Licensed and produced content	5.00	1,157,712	–	1,157,712	–	–	–
Web filtering software	5.00	1,134,435	(1,077,713)	56,722	1,134,435	(907,548)	226,887
Subtotal	–	3,892,443	(1,914,163)	1,978,270	2,734,721	(1,623,977)	1,110,744
Intangible assets not subject to amortization:
Trade names	–	4,455,595	–	4,455,595	4,455,595	–	4,455,595
Total intangible assets	–	$8,251,299	$(1,914,163)	$6,433,865	$7,190,316	$(1,623,977)	$5,566,339

Schedule of amortization

2021		$150,162
2022		391,571
2023		391,571
2024		391,571
2025		391,571
Thereafter		261,824
	$1,978,270